OMB APPROVAL
OMB Number:	3235-0582
Expires:	March 31, 2018
Estimated average burden
hours per response:	7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22793

Invesco Securities Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 7/01/16 – 6/30/17

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22793
Reporting Period: 07/01/2016 - 06/30/2017
Invesco Securities Trust

=Invesco Balanced-Risk Aggressive Allocation Fund===============================

Government & Agency Portfolio

Ticker: AGPXX                Security ID: 825252885
Meeting Date: MAR 9, 2017    Meeting Type: Special
Record Date: DEC 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.01  Election of Trustee David C. Arch       FOR       FOR          Management
1.02  Election of Trustee James T. Bunch      FOR       FOR          Management
1.03  Election of Trustee Bruce L. Crockett   FOR       FOR          Management
1.04  Election of Trustee Jack M. Fields      FOR       FOR          Management
1.05  Election of Trustee Martin L. Flanagan  FOR       FOR          Management
1.06  Election of Trustee Cynthia Hostetler   FOR       FOR          Management
1.07  Election of Trustee Eli Jones           FOR       FOR          Management
1.08  Election of Trustee Prema Mathai-Davis  FOR       FOR          Management
1.09  Election of Trustee Teresa M. Ressel    FOR       FOR          Management
1.10  Election of Trustee Larry Soll          FOR       FOR          Management
1.11  Election of Trustee Ann Barnett Stern   FOR       FOR          Management
1.12  Election of Trustee Raymond Stickel, Jr FOR       FOR          Management
      .
1.13  Election of Trustee Philip A. Taylor    FOR       FOR          Management
1.14  Election of Trustee Robert C. Troccoli  FOR       FOR          Management
1.15  Election of Trustee Christopher L. Wils FOR       FOR          Management
      on
2     To approve an amendment to each Trust's FOR       FOR          Management
       Agreement and Declaration of Trust
3     To approve changing the fundamental inv FOR       FOR          Management
      estment restriction
4a    Master Intergroup Sub-Advisory Contract FOR       FOR          Management
       to add Invesco PowerShares Capital Man
      agement LLC.
4b    Master Intergroup Sub-Advisory Contract FOR       FOR          Management
       to add Invesco Asset Management (India
      ) Private Limited.

--------------------------------------------------------------------------------

Treasury Portfolio

Ticker: TRPXX                Security ID: 825252406
Meeting Date: MAR 9, 2017    Meeting Type: Special
Record Date: DEC 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.01  Election of Trustee David C. Arch       FOR       FOR          Management
1.02  Election of Trustee James T. Bunch      FOR       FOR          Management
1.03  Election of Trustee Bruce L. Crockett   FOR       FOR          Management
1.04  Election of Trustee Jack M. Fields      FOR       FOR          Management
1.05  Election of Trustee Martin L. Flanagan  FOR       FOR          Management
1.06  Election of Trustee Cynthia Hostetler   FOR       FOR          Management
1.07  Election of Trustee Eli Jones           FOR       FOR          Management
1.08  Election of Trustee Prema Mathai-Davis  FOR       FOR          Management
1.09  Election of Trustee Teresa M. Ressel    FOR       FOR          Management
1.10  Election of Trustee Larry Soll          FOR       FOR          Management
1.11  Election of Trustee Ann Barnett Stern   FOR       FOR          Management
1.12  Election of Trustee Raymond Stickel, Jr FOR       FOR          Management
      .
1.13  Election of Trustee Philip A. Taylor    FOR       FOR          Management
1.14  Election of Trustee Robert C. Troccoli  FOR       FOR          Management
1.15  Election of Trustee Christopher L. Wils FOR       FOR          Management
      on
2     To approve an amendment to each Trust's FOR       FOR          Management
       Agreement and Declaration of Trust

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO SECURITIES TRUST

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date August 10, 2017

*	Please print the name and title of the signing officer below the signature.